Basis of Presentation and General Information, textual (Details)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Entity Incorporation, State Country Name	the Republic of the Marshal Islands
Entity Incorporation, Date of Incorporation	Mar. 08, 1999
Diana Wilhelmsen Management Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Number of vessels under management services	10